Additional Information - Condensed Financial Statements of the Company - Statements of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net cash used in operating activities	¥ (312,411)	¥ (142,822)	¥ (103,109)
Cash flows from investing activities:
Loans provided to a third party related to co-sale of Particle shares			(68,867)
Net proceeds from disposal of available-for-sale debt investments			695,937
Net cash provided by/(used in) investing activities	228,699	(42,653)	746,219
Cash flows from financing activities:
Net cash used in financing activities	0	(3,540)	(639,662)
Net decrease in cash, cash equivalents and restricted cash	(99,561)	(184,237)	(35,115)
Cash, cash equivalents and restricted cash at the beginning of the year	204,598	388,835	377,110
Cash, cash equivalents and restricted cash at the end of the year	105,037	204,598	388,835
Parent Company
Cash flows from operating activities:
Net cash used in operating activities	(20,974)	(34,801)	(44,706)
Cash flows from investing activities:
Loans provided to a third party related to co-sale of Particle shares			(68,867)
Placement of short-term investments	(32,312)
Maturity of short-term investments	29,875
Net proceeds from disposal of available-for-sale debt investments			695,937
Net cash provided by/(used in) investing activities	(2,437)		627,070
Cash flows from financing activities:
Repayment from/(payment to) subsidiaries and VIEs	(64)	39,171	72,262
Dividends (paid to)/returned from shareholders		4,725	(637,375)
Net cash used in financing activities	(64)	43,896	(565,113)
Net decrease in cash, cash equivalents and restricted cash	(23,475)	9,095	17,251
Cash, cash equivalents and restricted cash at the beginning of the year	34,027	24,932	7,681
Cash, cash equivalents and restricted cash at the end of the year	¥ 10,552	¥ 34,027	¥ 24,932